SHARE BASED PAYMENTS - SGL Phantom Scheme (Details) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Phantom Scheme - Performance shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	5,301,626	20,198,875	22,212,627
Vested and paid	(5,178,775)	(14,275,138)	(773,814)
Forfeited	(122,851)	(622,111)	(1,239,938)
Number of other equity instruments outstanding in share-based payment arrangement at end of period		5,301,626	20,198,875
Phantom Scheme - Bonus shares
SHARE-BASED PAYMENTS
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period			1,731,262
Vested and paid			(1,668,503)
Forfeited			(62,759)